UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      252,237
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AVIS BUDGET GROUP            COM            053774105     5360   500000 SH  CALL SOLE                 500000      0    0
CYTEC INDS INC               COM            232820100    15449   346000 SH       SOLE                 346000      0    0
DELPHI AUTOMOTIVE PLC        SHS            G27823106     9456   439000 SH       SOLE                 439000      0    0
DISH NETWORK CORP            CL A           25470M109     9057   318000 SH       SOLE                 318000      0    0
HUNTSMAN CORP                COM            447011107     1000   100000 SH  PUT  SOLE                 100000      0    0
KRONOS WORLDWIDE INC         COM            50105F105     1804   100000 SH  PUT  SOLE                 100000      0    0
MARRIOTT VACATIONS WRLDWDE C COM            57164Y107     8614   502000 SH       SOLE                 502000      0    0
NETLOGIC MICROSYSTEMS INC    COM            64118B100    71757  1447600 SH       SOLE                1447600      0    0
PHARMASSET INC               COM            71715N106    12820   100000 SH       SOLE                 100000      0    0
PHARMASSET INC               COM            71715N106    25640   200000 SH  CALL SOLE                 200000      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS  81369Y100    15912   475000 SH  PUT  SOLE                 475000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    18197   145000 SH  PUT  SOLE                 145000      0    0
TYCO INTERNATIONAL LTD       SHS            H89128104    23290   498600 SH       SOLE                 498600      0    0
VISTEON CORP                 COM NEW        92839U206    17579   352000 SH       SOLE                 352000      0    0
WALGREEN CO                  COM            931422109     6612   200000 SH  PUT  SOLE                 200000      0    0
WALTER ENERGY INC            COM            93317Q105     9690   160000 SH  CALL SOLE                 160000      0    0